Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Jan. 05, 2024	Dec. 31, 2023	Feb. 14, 2022
Statement of Financial Position [Abstract]
Ordinary shares , par value	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000	100,000,000
Ordinary shares, shares issued	9,875,000		9,000,000
Ordinary shares, shares outstanding	9,875,000		9,000,000